Property, plant and equipment and Exploration and evaluation assets - Disclosure of Property Plant and Equipment (Parenthetical) (Detail) ₨ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge/(reversal)			₨ 146,821	₨ (2,611)
Oil and gas segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge/(reversal)				₨ (2,611)
Impairment charge			₨ 135,031